LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - Lease Liabilities Related To Right Of Use Assets Member - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	$ 15,643	$ 15,215
Interest Expense On Lease Liabilities 1	2,215	2,453
Minimum Finance Lease Payments Payable At Present Value	13,428	12,762
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	3,215	2,862
Interest Expense On Lease Liabilities 1	627	577
Minimum Finance Lease Payments Payable At Present Value	2,588	2,285
In more than one year, but not more than two [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	3,000	2,214
Interest Expense On Lease Liabilities 1	485	472
Minimum Finance Lease Payments Payable At Present Value	2,515	1,742
In more than two years but not more than five [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	6,110	5,487
Interest Expense On Lease Liabilities 1	845	955
Minimum Finance Lease Payments Payable At Present Value	5,265	4,532
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	3,318	4,652
Interest Expense On Lease Liabilities 1	258	449
Minimum Finance Lease Payments Payable At Present Value	$ 3,060	$ 4,203